Redeemable convertible preferred shares - Redemption rights (Details) - USD ($)		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Nov. 30, 2017
Redeemable convertible preferred shares
Fair value losses on derivative liabilities				$ 10,190,000
Series E Preferred Stock
Redeemable convertible preferred shares
Redemption price percentage	120.00%			100.00%
Annual compound interest					9.50%
Series E Preferred Stock | Minimum
Redeemable convertible preferred shares
Redeemable revenue criteria		$ 300,000	$ 200,000
Implied market capitalization				$ 600,000,000
Expected proceeds from IPO				$ 150,000,000
Series A Preferred Stock
Redeemable convertible preferred shares
Redemption price percentage	200.00%			200.00%
Series B Preferred Stock
Redeemable convertible preferred shares
Redemption price percentage	150.00%			150.00%
Series C Preferred Stock
Redeemable convertible preferred shares
Redemption price percentage				200.00%
Series D Preferred Stock
Redeemable convertible preferred shares
Redemption price percentage	150.00%
Implied valuation of preferred stock					$ 500,000
Ordinary Shares - Class A
Redeemable convertible preferred shares
Accretion to redeemable shares redemption value				$ 3,650,000
Fair value losses on derivative liabilities				$ 10,190,000